FINANCIAL AND CAPITAL RISK MANAGEMENT - Financial instruments by category (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER CURRENT ASSETS
Current financial assets		¥ 34,291,811
Non-current financial assets		1,934,543
Total financial assets		36,226,354
Current financial liabilities		70,862,982
Non-current financial liabilities		55,048,445
Total financial liabilities		125,911,427
Financial liabilities at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial liabilities		1,766
Interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Current financial liabilities		47,565,490
Financial liabilities included in other payables and accrued liabilities
OTHER CURRENT ASSETS
Current financial liabilities		9,286,462
Trade and notes payables
OTHER CURRENT ASSETS
Current financial liabilities		14,009,264
Financial liabilities included in other non-current liabilities
OTHER CURRENT ASSETS
Non-current financial liabilities		841,059
Long-term interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Non-current financial liabilities		54,207,386
Financial liabilities at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial liabilities		1,766
Total financial liabilities		1,766
Financial liabilities at fair value through profit or loss | Financial liabilities at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial liabilities		1,766
Financial liabilities at amortized cost
OTHER CURRENT ASSETS
Current financial liabilities		70,861,216
Non-current financial liabilities		55,048,445
Total financial liabilities		125,909,661
Financial liabilities at amortized cost | Interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Current financial liabilities		47,565,490
Financial liabilities at amortized cost | Financial liabilities included in other payables and accrued liabilities
OTHER CURRENT ASSETS
Current financial liabilities		9,286,462
Financial liabilities at amortized cost | Trade and notes payables
OTHER CURRENT ASSETS
Current financial liabilities		14,009,264
Financial liabilities at amortized cost | Financial liabilities included in other non-current liabilities
OTHER CURRENT ASSETS
Non-current financial liabilities		841,059
Financial liabilities at amortized cost | Long-term interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Non-current financial liabilities		54,207,386
Trade receivables
OTHER CURRENT ASSETS
Current financial assets		8,104,017
Financial assets at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial assets		16,141
Restricted cash and time deposits
OTHER CURRENT ASSETS
Current financial assets		2,165,288
Cash and cash equivalents
OTHER CURRENT ASSETS
Current financial assets		19,130,835
Financial assets in other current assets
OTHER CURRENT ASSETS
Current financial assets		4,875,530
Available-for-sale financial investments
OTHER CURRENT ASSETS
Non-current financial assets		1,729,825
Financial assets in other non-current assets
OTHER CURRENT ASSETS
Non-current financial assets		204,718
Total financial assets	¥ 111,935	182,132
Loans and receivables
OTHER CURRENT ASSETS
Current financial assets		34,275,670
Non-current financial assets		204,718
Total financial assets		34,480,388
Loans and receivables | Trade receivables
OTHER CURRENT ASSETS
Current financial assets		8,104,017
Loans and receivables | Restricted cash and time deposits
OTHER CURRENT ASSETS
Current financial assets		2,165,288
Loans and receivables | Cash and cash equivalents
OTHER CURRENT ASSETS
Current financial assets		19,130,835
Loans and receivables | Financial assets in other current assets
OTHER CURRENT ASSETS
Current financial assets		4,875,530
Loans and receivables | Financial assets in other non-current assets
OTHER CURRENT ASSETS
Non-current financial assets		204,718
Financial assets available-for-sale
OTHER CURRENT ASSETS
Non-current financial assets		1,729,825
Total financial assets		1,729,825
Financial assets available-for-sale | Available-for-sale financial investments
OTHER CURRENT ASSETS
Non-current financial assets		1,729,825
Held for trading
OTHER CURRENT ASSETS
Current financial assets		16,141
Total financial assets		16,141
Held for trading | Financial assets at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial assets		¥ 16,141
The Group
OTHER CURRENT ASSETS
Current financial assets	25,685,193
Non-current financial assets	2,367,924
Total financial assets	28,053,117
Current financial liabilities	65,655,162
Non-current financial liabilities	60,397,050
Total financial liabilities	126,052,212
The Group | Financial liabilities at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial liabilities	805
The Group | Interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Current financial liabilities	42,286,604
The Group | Financial liabilities included in other payables and accrued liabilities
OTHER CURRENT ASSETS
Current financial liabilities	10,782,998
The Group | Trade and notes payables
OTHER CURRENT ASSETS
Current financial liabilities	12,584,755
The Group | Financial liabilities included in other non-current liabilities
OTHER CURRENT ASSETS
Non-current financial liabilities	1,153,487
The Group | Long-term interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Non-current financial liabilities	59,243,563
The Group | Held for trading
OTHER CURRENT ASSETS
Current financial liabilities	805
Total financial liabilities	805
The Group | Held for trading | Financial liabilities at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial liabilities	805
The Group | Financial liabilities at amortized cost
OTHER CURRENT ASSETS
Current financial liabilities	65,654,357
Non-current financial liabilities	60,397,050
Total financial liabilities	126,051,407
The Group | Financial liabilities at amortized cost | Interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Current financial liabilities	42,286,604
The Group | Financial liabilities at amortized cost | Financial liabilities included in other payables and accrued liabilities
OTHER CURRENT ASSETS
Current financial liabilities	10,782,998
The Group | Financial liabilities at amortized cost | Trade and notes payables
OTHER CURRENT ASSETS
Current financial liabilities	12,584,755
The Group | Financial liabilities at amortized cost | Financial liabilities included in other non-current liabilities
OTHER CURRENT ASSETS
Non-current financial liabilities	1,153,487
The Group | Financial liabilities at amortized cost | Long-term interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Non-current financial liabilities	59,243,563
The Group | Trade receivables
OTHER CURRENT ASSETS
Current financial assets	4,559,112
The Group | Notes receivable
OTHER CURRENT ASSETS
Current financial assets	2,834,011
The Group | Financial assets at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial assets	3,503,175
The Group | Restricted cash and time deposits
OTHER CURRENT ASSETS
Current financial assets	1,305,781
The Group | Cash and cash equivalents
OTHER CURRENT ASSETS
Current financial assets	7,759,190
The Group | Financial assets in other current assets
OTHER CURRENT ASSETS
Current financial assets	5,723,924
The Group | Equity investments
OTHER CURRENT ASSETS
Non-current financial assets	2,239,251
The Group | Other non-current assets
OTHER CURRENT ASSETS
Non-current financial assets	128,673
The Group | Held for trading
OTHER CURRENT ASSETS
Current financial assets	3,503,175
Total financial assets	3,503,175
The Group | Held for trading | Financial assets at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial assets	3,503,175
The Group | At amortisation cost
OTHER CURRENT ASSETS
Current financial assets	19,348,007
Non-current financial assets	128,673
Total financial assets	19,476,680
The Group | At amortisation cost | Trade receivables
OTHER CURRENT ASSETS
Current financial assets	4,559,112
The Group | At amortisation cost | Restricted cash and time deposits
OTHER CURRENT ASSETS
Current financial assets	1,305,781
The Group | At amortisation cost | Cash and cash equivalents
OTHER CURRENT ASSETS
Current financial assets	7,759,190
The Group | At amortisation cost | Financial assets in other current assets
OTHER CURRENT ASSETS
Current financial assets	5,723,924
The Group | At amortisation cost | Other non-current assets
OTHER CURRENT ASSETS
Non-current financial assets	128,673
The Group | Equity investments designated at fair value through other comprehensive income
OTHER CURRENT ASSETS
Non-current financial assets	2,239,251
Total financial assets	2,239,251
The Group | Equity investments designated at fair value through other comprehensive income | Equity investments
OTHER CURRENT ASSETS
Non-current financial assets	2,239,251
The Group | Debt instrument at fair value through other comprehensive income
OTHER CURRENT ASSETS
Current financial assets	2,834,011
Total financial assets	2,834,011
The Group | Debt instrument at fair value through other comprehensive income | Notes receivable
OTHER CURRENT ASSETS
Current financial assets	¥ 2,834,011